Preferred shares - Additional information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended								12 Months Ended
	Sep. 30, 2018 USD ($) shares	Jun. 30, 2018 USD ($) shares	Jun. 30, 2017 USD ($) shares	Jun. 30, 2017 CNY (¥) shares	Aug. 31, 2014 USD ($) shares	Sep. 30, 2013 USD ($) shares	Mar. 31, 2013 USD ($) shares	Jun. 30, 2012 CNY (¥) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 CNY (¥)
Temporary Equity [Line Items]
Shares Issued									80,000
Principal amount of convertible loans | ¥										¥ 930,436
Group of investors
Temporary Equity [Line Items]
Proceeds from share issued | $									$ 125,100
Series A financing
Temporary Equity [Line Items]
Proceeds from share issued | $							$ 700,000
Series A financing | China Best
Temporary Equity [Line Items]
Proceeds from share issued | ¥								¥ 1,260,000
Shares Issued								5,660,000
Series A financing | K2 Evergreen Partner L.P.
Temporary Equity [Line Items]
Shares Issued							2,828,393
Series A financing | K2 Partners II L.P.
Temporary Equity [Line Items]
Shares Issued							16,970,357
Series B financing
Temporary Equity [Line Items]
Proceeds from share issued | $						$ 5,564,856
Series B financing | Series B-1 preferred shares | K2 Evergreen Partner L.P.
Temporary Equity [Line Items]
Shares Issued						4,142,781
Series B financing | Series B-1 preferred shares | K2 Partners II L.P.
Temporary Equity [Line Items]
Shares Issued						8,285,562
Series B financing | Series B-2 preferred shares | K2 Partners II L.P.
Temporary Equity [Line Items]
Shares Issued						4,548,443
Series B financing | Series B-2 preferred shares | BAI Gmbh
Temporary Equity [Line Items]
Shares Issued						18,193,772
Series C financing
Temporary Equity [Line Items]
Proceeds from share issued | $					$ 23,658,593
Series C financing | Series C-1 preferred shares | BAI Gmbh
Temporary Equity [Line Items]
Shares Issued					3,427,812
Series C financing | Series C-2 preferred shares | BAI Gmbh
Temporary Equity [Line Items]
Shares Issued					5,643,437
Series C financing | Series C-2 preferred shares | Highland Capital Partners 9 Limited Partnership
Temporary Equity [Line Items]
Shares Issued					18,290,377
Series C financing | Series C-2 preferred shares | Highland Capital Partners 9-B Limited Partnership
Temporary Equity [Line Items]
Shares Issued					7,878,398
Series C financing | Series C-2 preferred shares | Highland Entrepreneurs? Fund 9 Limited Partnership
Temporary Equity [Line Items]
Shares Issued					1,596,503
Series C+ financing
Temporary Equity [Line Items]
Proceeds from share issued | $			$ 8,682,770
Series C+ financing | K2 Partners II L.P.
Temporary Equity [Line Items]
Shares Issued			2,175,611	2,175,611
Series C+ financing | K2 Family Partners Limited
Temporary Equity [Line Items]
Shares Issued			725,204	725,204
Series C+ financing | BAI Gmbh
Temporary Equity [Line Items]
Shares Issued			1,450,408	1,450,408
Series C+ financing | Highland Capital Partners 9 Limited Partnership
Temporary Equity [Line Items]
Shares Issued			1,910,912	1,910,912
Series C+ financing | Highland Capital Partners 9-B Limited Partnership
Temporary Equity [Line Items]
Shares Issued			823,106	823,106
Series C+ financing | Highland Entrepreneurs? Fund 9 Limited Partnership
Temporary Equity [Line Items]
Shares Issued			166,797	166,797
Series C+ financing | AlphaX Partners Fund I, L.P.
Temporary Equity [Line Items]
Shares Issued			5,341,517	5,341,517
Series C+ financing | Puhua
Temporary Equity [Line Items]
Principal amount of convertible loans | ¥				¥ 30,000
Number of shares issued for conversion of convertible loan			6,261,743	6,261,743
Series C-4 financing
Temporary Equity [Line Items]
Principal amount of convertible loans | $		$ 6,300
Number of shares issued for conversion of convertible loan		7,569,628
Series D-1 financing
Temporary Equity [Line Items]
Proceeds from share issued | $		$ 23,350,000
Series D-1 financing | ACEE Capital Ltd.
Temporary Equity [Line Items]
Shares Issued		3,592,664
Series D-1 financing | Honour Depot Limited
Temporary Equity [Line Items]
Shares Issued		6,453,887
Series D-2 financing | Beijing Z-Park Fund
Temporary Equity [Line Items]
Proceeds from share issued | $	$ 50,000
Shares Issued	20,630,925